UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Baker Avenue Asset Management, LP
Address:  301 Battery Street, 2nd Floor
          San Francisco, CA 94111

Form 13F File Number:  028-13834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Stacey Kruus
Title:    Chief Compliance Officer
Phone:    202-275-0089

Signature, Place, and Date of Signing:

       /s/ Stacey Kruus           Mercer Island, WA        February 9, 2012
       ----------------           -----------------        ----------------
         [Signature]                [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          142
                                         -----------

Form 13F Information Table Value Total:  $   310,227
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1                COLUMN 2    COLUMN 3    COLUMN 4           COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
-------------------------------  ------------  ---------  ----------  ---------------------  ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                   TITLE OF                 VALUE      SHRS OR    SH/  PUT/  INVESTMENT  OTHER   -------------------
        NAME OF ISSUER              CLASS        CUSIP     (x$1000)    PRN AMT    PRN  CALL  DISCRETION MANAGERS SOLE SHARED  NONE
-------------------------------  ------------  ---------  ----------  ----------  ---  ----  ---------- -------- ---- ------ -------
ABBOTT LABORATORIES              Common Stock  002824100         402       7,155  SH         Y                                 7,155
ADTRAN INC COM                   Common Stock  00738A106         230       7,636  SH         Y                                 7,636
AGCO CORP NOTE 1.250%12/15/36    Common Stock  001084AM4          25      20,000  SH         Y                                20,000
AIRGAS INC                       Common Stock  009363102       5,092      65,210  SH         Y                                65,210
ALBEMARLE CORP                   Common Stock  012653101         248       4,820  SH         Y                                 4,820
AMERICAN CAPITAL STRATEGIES LTD  Common Stock  02503Y103          87      12,869  SH         Y                                12,869
AMERICAN EXPRESS CO              Common Stock  025816109       5,054     107,148  SH         Y                               107,148
AMERIPRISE FINL INC              Common Stock  03076C106         292       5,880  SH         Y                                 5,880
ANADARKO PETE CORP               Common Stock  032511107       4,777      62,580  SH         Y                                62,580
APOLLO GROUP INC                 Common Stock  037604105         212       3,940  SH         Y                                 3,940
APPLE COMPUTER, INC.             Common Stock  037833100       6,740      16,641  SH   PUT   Y                                16,641
AUTOZONE INC NEV                 Common Stock  053332102       5,205      16,017  SH         Y                                16,017
BILL BARRETT CORPORATION
  CONVERTIBLE SENIOR NOTES       Common Stock  06846NAA2          20      20,000  SH         Y                                20,000
CELGENE CORP                     Common Stock  151020104       5,406      79,964  SH         Y                                79,964
CHEVRONTEXACO CORP               Common Stock  166764100         437       4,110  SH         Y                                 4,110
CHUBB CORP                       Common Stock  171232101       5,352      77,320  SH         Y                                77,320
CITY NATIONAL CORP               Common Stock  178566105         898      20,324  SH         Y                                20,324
COLGATE-PALMOLIVE CO             Common Stock  194162103         166       1,793  SH         Y                                 1,793
CONAGRA FOODS INC                Common Stock  205887102         201       7,600  SH         Y                                 7,600
CONSUMER STAPLES SELECT SECTOR
  SPDR                           Common Stock  81369Y308       1,608      49,480  SH         Y                                49,480
CORPORATE EXECUTIVE BRD CO       Common Stock  21988R102         259       6,810  SH         Y                                 6,810
COSTCO WHOLESALE CORP            Common Stock  22160K105         268       3,214  SH         Y                                 3,214
CROCS INC                        Common Stock  227046109         217      14,720  SH         Y                                14,720
CURRENCYSHARES AUSTRALIAN
  DOLLAR TRUST                   Common Stock  23129U101         325       3,170  SH         Y                                 3,170
CURRENCYSHARES SWISS FRANC
  TRUST                          Common Stock  23129V109         255       2,430  SH         Y                                 2,430
CURRENCYSHARESCDN DLR TR CDN
  DOLLARS SHS                    Common Stock  23129X105         432       4,425  SH         Y                                 4,425
DELL INC                         Common Stock  24702R101         278      19,000  SH         Y                                19,000
DEVON ENERGY CORP                Common Stock  25179M103         280       4,510  SH         Y                                 4,510
DOLLAR TREE STORES INC           Common Stock  256746108       5,740      69,060  SH         Y                                69,060
DUN & BRADSTREET CORP DEL NEW    Common Stock  26483E100         290       3,870  SH         Y                                 3,870
EASTMAN CHEM CO                  Common Stock  277432100         254       6,460  SH         Y                                 6,460
ELECTRONICS ARTS                 Common Stock  285512109         337      16,370  SH         Y                                16,370
ENERGY CONVERS 3%13 CVT BOND
  DUE 06/15/13                   Common Stock  292659AA7           6      12,000  SH         Y                                12,000
ENTERPRISE PRODS PARTNERS L P    Common Stock  293792107       5,067     109,240  SH         Y                               109,240
ETFS GOLD TRUST ETF              Common Stock  26922Y105       6,719      43,370  SH         Y                                43,370
ETFS SILVER TR SILVER SHS ETF    Common Stock  26922X107       2,233      81,150  SH         Y                                81,150
FIRST REPUBLIC BANK              Common Stock  33616C100       4,911     160,450  SH         Y                               160,450
FIRST TR LARGE CAP CORE
  ALPHADEX FD COMSHS             Common Stock  33734K109       8,095     297,927  SH         Y                               297,927
FIRST TR LARGE CAP VALUE
  OPPORTUNITIES ALPHADEX FD
  COM SHS                        Common Stock  33735J101       5,136     194,175  SH         Y                               194,175
FIRST TR MID CAP CORE ALPHADEX
  FD                             Common Stock  33735B108       6,663     204,263  SH         Y                               204,263
FIRST TR SMALL CAP CORE
  ALPHADEX FD COMSHS             Common Stock  33734Y109       3,471     116,060  SH         Y                               116,060
FMC TECHNOLOGIES INC             Common Stock  30249U101       5,194      99,450  SH         Y                                99,450
FORD MOTOR COMPANY               Common Stock  345370860         279      25,928  SH         Y                                25,928
GENERAL ELECTRIC CO              Common Stock  369604103         461      25,735  SH         Y                                25,735
GEOPETRO RES CO COM              Common Stock  37248H304          15      65,000  SH         Y                                65,000
GOOGLE INC                       Common Stock  38259P508       5,261       8,145  SH         Y                                 8,145
GRAINGER W W INC                 Common Stock  384802104       4,894      26,142  SH         Y                                26,142
GREEN MTN COFFEE ROASTERS INC
  COM                            Common Stock  393122106         274       6,120  SH         Y                                 6,120
GULFPORT ENERGY CORP             Common Stock  402635304         234       7,950  SH         Y                                 7,950
HEARTLAND EXPRESS INC            Common Stock  422347104         266      18,600  SH         Y                                18,600
HERBALIFE LTD                    Common Stock  G4412G101       4,243      82,121  SH         Y                                82,121
HOME DEPOT                       Common Stock  437076102         325       7,720  SH         Y                                 7,720
HOSPIRA INC COM                  Common Stock  441060100         261       8,590  SH         Y                                 8,590
IGATE CORP                       Common Stock  45169U105         247      15,690  SH         Y                                15,690
IINTUITIVE SURGICAL NEW          Common Stock  46120E602       5,235      11,307  SH         Y                                11,307
INTEL                            Common Stock  458140100         326      13,425  SH         Y                                13,425
INTL BUSINESS MACHINES           Common Stock  459200101       5,716      31,083  SH         Y                                31,083
ISHARES 1-3 YR CREDIT BOND ETF   Common Stock  464288646      11,915     114,345  SH         Y                               114,345
ISHARES 1-3 YR TREASURY BOND
  ETF                            Mutual Fund   464287457       1,481      17,530  SH         Y                                17,530
ISHARES AGGREGATE BOND ETF       Common Stock  464287226         515       4,667  SH         Y                                 4,667
ISHARES BARCLAYS TIPS BOND       Mutual Fund   464287176       4,682      40,126  SH         Y                                40,126
ISHARES COHEN & STEERS RLTY      Common Stock  464287564       1,607      22,880  SH         Y                                22,880
ISHARES DOW JONES SELECT
  DIVIDEND INDEX                 Common Stock  464287168       1,923      35,760  SH         Y                                35,760
ISHARES GLOBAL HEALTHCARE
  SECTOR INDEX                   Common Stock  464287325       1,805      32,170  SH         Y                                32,170
ISHARES GOLD TRUST ETF           Common Stock  464285105       1,614     105,965  SH         Y                               105,965
ISHARES IBOXX HIGH YIELD
  CORPORATE BD                   Mutual Fund   464288513       2,568      28,717  SH         Y                                28,717
ISHARES IBOXX INVEST GRADE
  CORP BOND                      Common Stock  464287242       6,263      55,051  SH         Y                                55,051
ISHARES JPMORGAN USD EMERGING
  MKTS BDFD ETF                  Common Stock  464288281       1,118      10,190  SH         Y                                10,190
ISHARES RUSSELL 1000 VALUE ETF   Mutual Fund   464287598       5,860      92,306  SH         Y                                92,306
ISHARES RUSSELL 2000 VALUE       Mutual Fund   464287630         711      10,839  SH         Y                                10,839
ISHARES S&P 500 INDEX            Common Stock  464287200         403       3,200  SH         Y                                 3,200
ISHARES S&P U.S. PREFERRED
  STOCK ETF                      Common Stock  464288687       1,545      43,361  SH         Y                                43,361
ISHARES SILVER TRUST             Mutual Fund   46428Q109       1,730      64,200  SH         Y                                64,200
ISHARES TR RUSSELL MIDCAP
  INDEX FD                       Mutual Fund   464287499         857       8,710  SH         Y                                 8,710
J.C. PENNEY COMPANY, INC.        Common Stock  708160106         203       5,770  SH         Y                                 5,770
JA SOLAR HOLDINGS CO LTD
  4.50000% 05/15/2013JA SOLAR
  HOLDINGS CO LTD                Common Stock  466090AA5          20      27,000  SH         Y                                27,000
JP MORGAN ALERIAN MLP ETN        Common Stock  46625H365       1,848      47,430  SH         Y                                47,430
KANSAS CITY SOUTHERN             Common Stock  485170302       5,165      75,950  SH         Y                                75,950
KEYCORP NEW                      Common Stock  493267108         278      36,140  SH         Y                                36,140
KROGER CO                        Common Stock  501044101         308      12,720  SH         Y                                12,720
LINKEDIN CORP COM USD0.0001      Common Stock  53578A108         755      11,978  SH         Y                                11,978
MASTERCARD INC                   Common Stock  57636Q104       5,699      15,286  SH         Y                                15,286
MCDONALDS CORP                   Common Stock  580135101       6,844      68,218  SH         Y                                68,218
MEDIDATA SOLUTIONS INC.          Common Stock  58471A105         295      13,550  SH         Y                                13,550
MICRON TECHNOLOGY                Common Stock  595112103         194      30,840  SH         Y                                30,840
MICROSOFT                        Common Stock  594918104         498      19,172  SH         Y                                19,172
MONSTER WORLDWIDE INC            Common Stock  611742107       5,059      54,910  SH         Y                                54,910
NETSCOUT SYSTEMS INC             Common Stock  64115T104         279      15,860  SH         Y                                15,860
NEWFIELD EXPLORATION CO          Common Stock  651290108         209       5,540  SH         Y                                 5,540
NEWMONT MINING CORP              Common Stock  651639106       3,994      66,562  SH         Y                                66,562
NII HLDGS INC NOTE 3.125%
  6/15/12                        Common Stock  62913FAJ1          33      33,000  SH         Y                                33,000
NUANCE COMMUNICATIONS INC        Common Stock  67020Y100       4,835     192,160  SH         Y                               192,160
NUVEEN SELECT MAT MUN FD SH
  BEN INT                        Common Stock  67061T101         264      24,700  SH         Y                                24,700
NUVEEN TEX QUALITY MUN INCOME
  FD                             Common Stock  670983105         526      32,200  SH         Y                                32,200
NVIDIA CORP                      Common Stock  67066G104         256      18,500  SH         Y                                18,500
O Y O GEOSPACE CORP              Common Stock  671074102         241       3,120  SH         Y                                 3,120
OCCIDENTAL PETE CORP DEL         Common Stock  674599105         297       3,170  SH         Y                                 3,170
OCZ TECHNOLOGY GROUPINC COM      Common Stock  67086E303         276      41,730  SH         Y                                41,730
PATTERSON ENERGY INC             Common Stock  703481101         238      11,920  SH         Y                                11,920
PETSMART INC                     Common Stock  716768106       5,521     107,650  SH         Y                               107,650
PHILIP MORRIS INTL INC           Common Stock  718172109       5,863      74,713  SH         Y                                74,713
POWERSHARES SP500 LOW
  VOLATILITY ETF                 Common Stock  73937B779       1,604      61,840  SH         Y                                61,840
POWERSHS EXCH TRAD FD TR
  POWERSHARES DWA TECH           Common Stock  73935X153       1,063      44,625  SH         Y                                44,625
PRAXAIR INC                      Common Stock  74005P104         263       2,462  SH         Y                                 2,462
PRECISION CASTPARTS CORP         Common Stock  740189105       5,143      31,210  SH         Y                                31,210
PUBLIC STORAGE INC               Common Stock  74460D109       5,378      39,995  SH         Y                                39,995
QLOGIC CORP                      Common Stock  747277101         266      17,700  SH         Y                                17,700
QUALCOMM INC                     Common Stock  747525103       5,105      93,321  SH         Y                                93,321
RYDEX RUSSELL TOP 50 ETF         Common Stock  78355W205       1,574      17,235  SH         Y                                17,235
S & P MID CAP 400 DEP RCPTS
  MID CAP                        Mutual Fund   78467Y107       5,900      36,990  SH         Y                                36,990
SANDISK CORP SR NT CV 1.00000%
  05/15/2013                     Common Stock  80004CAC5          18      18,000  SH         Y                                18,000
SPDR BARCLAYS CAPITAL CONV BOND  Common Stock  78464A359       3,714     102,680  SH         Y                               102,680
SPDR BARCLAYS CAPITAL INTL
  TREASURY BOND ETF              Common Stock  78464A516       2,314      39,340  SH         Y                                39,340
SPDR DOW JONES INDUSTRIAL ETF    Mutual Fund   78467X109       1,657      13,595  SH         Y                                13,595
SPDR GOLD ETF                    Mutual Fund   78463V107       2,827      18,599  SH         Y                                18,599
SPDR SER TR LEHMAN SHORT TERM
  INTL TREAS BD ETF              Common Stock  78464A334         372      10,460  SH         Y                                10,460
SPDR SER TR S&P DIVID ETF        Common Stock  78464A763       2,249      41,750  SH         Y                                41,750
SPROTT PHYSICAL GOLDT TRUST      Common Stock  85207H104      10,077     730,195  SH         Y                               730,195
SUNTECH POWER HOLDINGS CO
  SERIES CONVERTIBLE 3%
  03/15/2013                     Common Stock  86800CAE4          13      32,000  SH         Y                                32,000
SUNTRUST BANKS INC               Common Stock  867914103         183      10,330  SH         Y                                10,330
T J X COS INC                    Common Stock  872540109       5,048      78,210  SH         Y                                78,210
TEXTAINER GROUP HOLDINGS LTD
  SHS ISIN #BMG8766E1093         Common Stock  G8766E109         277       9,520  SH         Y                                 9,520
TITANIUM METALS CORPCOM NEW      Common Stock  888339207         204      13,650  SH         Y                                13,650
U R S CORP NEW                   Common Stock  903236107         311       8,860  SH         Y                                 8,860
UNITED PARCEL SERVICE INC        Common Stock  911312106         296       4,050  SH         Y                                 4,050
UNITEDHEALTH GROUP               Common Stock  91324P102         217       4,280  SH         Y                                 4,280
UTILITIES SELECT SECTOR SPDR     Mutual Fund   81369Y886       1,621      45,052  SH         Y                                45,052
VANGUARD INTL EQUITY INDEX FDS
  TOTAL WORLD STK INDEX FD ETF   Common Stock  922042742         319       7,380  SH         Y                                 7,380
VANGUARD REIT INDEX              Common Stock  922908553         614      10,590  SH         Y                                10,590
VANGUARD SHORT TERM BOND         Common Stock  921937827       5,854      72,413  SH         Y                                72,413
VANGUARD SMALL CAP ETF           Common Stock  922908751       2,533      36,362  SH         Y                                36,362
VANGUARD SMALL CAP VALUE ETF     Common Stock  922908611       3,344      53,364  SH         Y                                53,364
VANGUARD TOTAL BOND MARKET       Common Stock  921937835         950      11,371  SH         Y                                11,371
VANGUARD TOTAL STK MKT           Common Stock  922908769       8,964     139,405  SH         Y                               139,405
VERISIGN INC SDCV 3.250%
  8/15/37                        Common Stock  92343EAD4          24      20,000  SH         Y                                20,000
VERIZON COMMUNICATIONS           Common Stock  92343V104         430      10,710  SH         Y                                10,710
WAL-MART STORES INC              Common Stock  931142103         317       5,280  SH         Y                                 5,280
WATSON PHARMACEUTICALS INC       Common Stock  942683103       4,442      73,620  SH         Y                                73,620
WHITING PETROLEUM CORPORATION    Common Stock  966387102         247       5,290  SH         Y                                 5,290
WILLIAMS COMPANIES INC           Common Stock  969457100         220       6,670  SH         Y                                 6,670
WISDOMTREE DREYFUS CHINESE
  YUAN FD                        Common Stock  97717W182         463      18,400  SH         Y                                18,400
WISDOMTREE TR BRAZILIAN REAL FD  Common Stock  97717W240         298      15,285  SH         Y                                15,285